Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

During the last fiscal year, neither the Board nor the Compensation Committee took material nonpublic information into account when determining the timing or terms of stock options, except that if the Company determined that it was in possession of material nonpublic information on an anticipated grant date, the Compensation Committee deferred the grant until a date on which the Company was not in possession of material nonpublic information. Equity awards are not granted in anticipation of the release of material nonpublic information, and the release of material nonpublic information is not timed on the grant dates of such equity awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During fiscal 2025, we did not grant stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Form 10-Q or 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Method	Equity awards are not granted in anticipation of the release of material nonpublic information, and the release of material nonpublic information is not timed on the grant dates of such equity awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During fiscal 2025, we did not grant stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Form 10-Q or 10-K, or the filing or furnishing of a Form 8-K that discloses material nonpublic information.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity awards are not granted in anticipation of the release of material nonpublic information, and the release of material nonpublic information is not timed on the grant dates of such equity awards. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false